Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Balance nominated in currencies	$ 451,946	$ 544,342
USD [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Balance nominated in currencies	217,948	190,457
NIS [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Balance nominated in currencies	157,725	282,050
Other currencies [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Balance nominated in currencies	$ 76,273	$ 71,835